DEBT - Line of Credit (Details) - USD ($)	1 Months Ended
	Jan. 31, 2023	Sep. 30, 2024	Apr. 01, 2022
DEBT
Interest rate			5.00%
Business line of credit
DEBT
Amount borrowed	$ 74,000
Maximum borrowing capacity	$ 74,000
Interest rate	13.00%
Outstanding		$ 0